SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	9 Months Ended
Dec. 31, 2017 CNY (¥)
Intangible assets
Intangible assets with indefinite useful lives	¥ 0
Minimum
Intangible assets
Estimated useful lives	5 years
Maximum
Intangible assets
Estimated useful lives	12 years